Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net
11	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2021	2022
Cost:
Office equipment	5,035	5,065
Leasehold improvements	2,542	2,585
Furniture and fixtures	1,327	1,494
Motor vehicles	13	13
Total cost	8,917	9,157
Less: Accumulated depreciation	(6,918)	(7,512)
Less: Accumulated impairment losses (Note 2(r))	—	(1,206)
Exchange differences	(68)	(198)
Property and equipment, net	1,931	241

Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

	For the years ended December 31,
	2020	2021	2022
Cost of revenues	3	7	11
Research and development expenses	80	152	220
Sales and marketing expenses	96	171	219
General and administrative expenses	202	318	392
Total	381	648	842